SEGMENT (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT
Summary of segment information after elimination of intercompany transactions

	Years Ended December 31,
	2021				2022				2023
	Legacy Huazhu	Legacy DH	Elimination	Total	Legacy Huazhu	Legacy DH	Elimination	Total	Legacy Huazhu	Legacy DH	Elimination	Total
Total revenues	11,247	1,539	(1)	12,785	10,661	3,212	(11)	13,862	17,444	4,465	(27)	21,882
Adjusted EBITDA	2,032	(461)	(0)	1,571	725	(112)	(3)	610	6,772	103	(1)	6,874
Interest income	—	—	—	89	—	—	—	87	—	—	—	248
Interest expense	—	—	—	405	—	—	—	409	—	—	—	385
Income tax expense (benefit)	—	—	—	12	—	—	—	207	—	—	—	1,204
Depreciation and amortization	—	—	—	1,503	—	—	—	1,456	—	—	—	1,414
Share-based compensation	—	—	—	109	—	—	—	87	—	—	—	143
(Gain)loss from fair value changes of equity securities	—	—	—	96	—	—	—	359	—	—	—	(109)
Net (loss) income attributable to H World Group Limited	—	—	—	(465)	—	—	—	(1,821)	—	—	—	4,085

Schedule of total assets for operating segments, reconciled to consolidated amounts

	As of December 31,
	2022			2023
	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total
Total assets	43,729	17,778	61,507	44,285	19,247	63,532

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

	Years Ended December 31,
	2021	2022	2023
China	11,231	10,637	17,393
Germany	1,263	2,458	3,324
All others	291	767	1,165
Total	12,785	13,862	21,882

	As of December 31,
	2022	2023
China	31,684	28,762
Germany	13,501	12,504
All others	3,288	3,439
Total	48,473	44,705